Long-Term Debt - Senior PIK Notes (Details) - USD ($) $ in Thousands			2 Months Ended	12 Months Ended
	Oct. 08, 2020	Nov. 21, 2017	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 29, 2020
Debt Instrument [Line Items]
Borrowed amount		$ 1,300,000
Cash							$ 715,000
Distribution to unit holders				$ 101,123
Loss (gain) on debt extinguishment				102,993	$ (18,450)
Accrued interest				31,528	17,966
Interest Expense				335,638	376,346	$ 383,261
Senior PIK Note
Debt Instrument [Line Items]
Percentage of discount on issuance of debt		1.00%
Cash		$ 28,600
Distribution to unit holders		$ 1,300,000
Notes repurchased and cancelled			$ 121,300
Repayments of debt	$ 1,237,600		101,000	1,202,302	101,013
Loss (gain) on debt extinguishment	35,700		18,500
Write off debt issuance costs			1,000
Write off term loan discount			$ 800
Redemption premium	23,600
Accrued interest	35,300
Unamortized debt issuance costs	6,500
Unamortized debt discount	$ 5,700
Interest rate	8.50%
Interest Expense				$ 80,900	$ 107,000	$ 110,400